Revenue - Schedule of Activity Impacting Deferred Revenue Balances (Detail) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Dec. 31, 2020
Deferred Revenue Arrangement [Line Items]
Balance at beginning of period	$ 38,278	$ 32,187	$ 61,200	$ 46,125
Acquisition adjustment	(6,278)
Revenue recognized	(40,045)	(45,458)	(119,841)	(118,317)
Additional amounts deferred	54,170	52,278	128,820	133,392
Balance at end of period	$ 46,125	38,278	$ 70,179	$ 61,200
Cumulative Effect, Period of Adoption, Adjustment [Member]
Deferred Revenue Arrangement [Line Items]
Adoption of ASC 606		$ (729)